Digital Assets - Schedule of Additional Information About Digital Assets (Details) - USDT [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Information USDT [Line Items]
Opening balance	$ 573,400	$ 90,100
Purchases of USDT in cash		3,146,600
Purchases of USDT from exchange of digital assets	9,528,000
Purchases of USDT from exchange of USDC	1,740,400
Collection of USDT from subscription advance from investors	2,675,000	175,000	700,000
Collection of USDT from exchange of BNB			10,200
Exchange of USDT into ETH	(2,000,400)	(2,119,500)	(350,200)
Exchange of USDT into USDC	(12,307,100)	(595,900)	(149,000)
Payment of service fees	(209,300)	(122,900)	(120,900)
Ending balance		$ 573,400	$ 90,100